Net Loss per Share (Tables)	12 Months Ended
Jul. 31, 2021
Earnings per share [abstract]
Schedule of anti-dilutive securities excluded from computation of diluted earnings per share
Instrument	July 31, 2021	July 31, 2020
Stock options	12,018,143	7,503,690
RSUs	550,832	587,108
Acquired and reissued warrants	5,747,487	-
2019 June financing warrants	546,135	546,135
US$25m registered direct offering warrants	1,871,259	1,871,259
US$20m registered direct offering warrants	1,497,007	1,497,007
2020 April underwritten public offering warrants	11,830,075	14,004,375
2020 May underwritten public offering warrants	7,591,876	7,852,513
Warrants issued under conversion of debentures	4,665,628	4,665,628
Joint venture issued warrants	2,875,000	2,875,000
Convertible debenture broker/finder warrants	42,491	67,491
	49,235,933	41,470,206